Marketable Securities	6 Months Ended
Jun. 30, 2012
Marketable securities (Abstract)
Marketable securities

3.Marketable Securities

In March 2011, the Company placed $2,500 in highly liquid, low risk marketable securities which are considered to be available-for-sale for reporting purposes. The fair value of these marketable securities as of June 30, 2012 was $2,679, and the change in fair value during the six months ended June 30, 2012, amounting to $145 (positive) is included in Accumulated other comprehensive loss.